Note 6 - Notes Payable	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 6:	Notes Payable

On February 17, 2015, the Company delivered a $155,000 note payable as a portion of the consideration paid in connection with the acquisition of two existing franchises and a license to develop one additional franchise from Roth & Pelan Enterprises, LLC.  This note bears interest at 1.5% per annum with a principal payment of $25,000 plus interest due on June 17, 2015, and the remaining principal and interest due February 17, 2017.  While this is a below market interest rate loan, the Company did not impute interest as the effects are immaterial.

On March 3, 2015, the Company delivered a $60,000 note payable as a portion of the consideration paid in connection with the acquisition of four existing franchises and a license to develop one additional franchise from TJSC, LLC. This note bears interest at 4.5% per annum with a principal payment of $30,000 plus interest due on July 30, 2015, and the remaining principal plus interest due on January 30, 2016.

On March 6, 2015, the Company delivered a $30,000 note payable as a portion of the consideration paid in connection with the acquisition of two existing franchises and licenses to develop seven additional franchises from The Joint San Gabriel Valley Inc. This note bears interest at 1.5% per annum with principal and interest due on November 19, 2015. While this is a below market interest rate loan, the Company did not impute interest as the effects are immaterial.

On March 23, 2015, the Company delivered a $10,000 note payable as a portion of the consideration paid in connection with the acquisition of an existing franchise from The Joint Arrowhead Ranch LLC. This note bears interest at 1.5% per annum with principal and interest due September 20, 2016.  The seller fully performed its duties under the agreement and one half of the principal plus interest was paid on September 21, 2015. While this is a below market interest rate loan, the Company did not impute interest as the effects are immaterial.

On April 1, 2015, the Company delivered a $58,500 note payable as a portion of the consideration paid in connection with the acquisition of an existing franchise from The Joint Chiropractic Bell Towne LLC. This note bears interest at 1.50% per annum with the principal and interest due September 30, 2015.  The seller fully performed its duties under the agreement and $25,000 plus interest was paid on August 18, 2015. While this is a below market interest rate loan, the Company did not impute interest as the effects are immaterial.

On May 1, 2015, the Company delivered a $80,900 note payable as a portion of the consideration paid in connection with the acquisition of two existing franchises and licenses to develop six additional franchises from San Diego Joint Development Inc. This note bears interest at 4.25% per annum with the principal and interest due April 30, 2016.  The seller fully performed its duties under the agreement and $25,000 plus interest was paid on September 1, 2015. An additional $15,500 plus interest is payable on November 1, 2015 and $40,450 plus interest will be paid on April 30, 2016.

On May 18, 2015, the Company delivered a $75,000 note payable as a portion of the consideration paid in connection with the acquisition of three existing franchises and licenses to develop two additional franchises from First Light Junction. This note bears interest at 4.0% per annum with the principal and interest due November 18, 2016.  If the seller has fully performed its duties under the agreement, $25,000 plus interest is payable September 18, 2015, $25,000 plus interest will be paid on February 18, 2016 and $25,000 plus interest will be paid on November 18, 2016.

On June 3, 2015, the Company delivered a $100,000 note payable as a portion of the consideration paid in connection with the acquisition of two existing franchises and licenses to develop four additional franchises from WHB Franchise, Inc. This note bears interest at 5.25% per annum with the principal and interest due April 3, 2016.  If the seller has fully performed its duties under the agreement, $25,000 plus interest is payable October 3, 2015, $25,000 plus interest will be paid on December 3, 2015 and $50,000 plus interest will be paid on April 3, 2016.

On June 5, 2015, the Company delivered a $75,000 note payable as a portion of the consideration paid in connection with the acquisition of three existing franchises and licenses to develop three additional franchises from Clear Path Ventures, Inc. This note bears interest at 4.25% per annum with the principal and interest due June 4, 2016.  If the seller has fully performed its duties under the agreement, $25,000 plus interest is payable on October 5, 2015, $12,500 plus interest will be paid on December 5, 2015 and $37,500 plus interest will be paid on June 4, 2016.

On July 1, 2015, the Company delivered a $53,000 note payable as a portion of the consideration paid in connection with the acquisition of one franchise from Chiro Novo, LLC. This note bears interest at 4.00% per annum with the principal and interest due January 1, 2016. If the seller has fully performed its duties under the agreement, $15,000 plus interest is payable on November 1, 2015.

On August 10, 2015, the Company delivered a $46,950 note payable as a portion of the consideration paid in connection with the acquisition of three franchises from Chiro Group. This note bears interest at 4.25% per annum with the principal and interest due June 10, 2016. If the seller has fully performed its duties under the agreement, $25,000 plus interest will be paid on December 10, 2015.

Maturities of the Company’s notes payable are as follows as of September 30, 2015:

2015	$231,500
2016	272,850
2017	130,000
Total	$634,350